UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 02/29/2012

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$332,912,670
Total Investments (Cost - $288,636,104)– 100.3%	332,912,670
Liabilities in Excess of Other Assets– (0.3)%	(1,018,746)
Net Assets – 100.0%	$331,893,924

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of February 29, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $332,912,670 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 29, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK SERIES, INC.	FEBRUARY 29, 2012	1

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
BE Aerospace, Inc. (a)	98,909	$4,533,989
Orbital Sciences Corp. (a)	249,003	3,498,492
		8,032,481
Air Freight & Logistics — 1.6%
Atlas Air Worldwide Holdings, Inc. (a)(b)	126,517	5,392,155
Airlines — 0.9%
Alaska Air Group, Inc. (a)	43,701	2,996,578
Auto Components — 2.1%
Cooper Tire & Rubber Co.	221,261	3,672,933
Dana Holding Corp. (a)	196,868	3,149,888
		6,822,821
Biotechnology — 11.4%
Acorda Therapeutics, Inc. (a)	310,960	8,134,714
Amarin Corp. Plc (a)	869,914	6,741,833
Biospecifics Technologies (a)	155,315	2,690,056
Cubist Pharmaceuticals, Inc. (a)(b)	323,578	13,868,553
Dynavax Technologies Corp. (a)	355,736	1,494,091
Gentium SpA - ADR (a)	572,191	4,949,452
		37,878,699
Building Products — 1.1%
Trex Co., Inc. (a)	141,513	3,810,945
Chemicals — 0.9%
Ferro Corp. (a)(b)	539,167	2,992,377
Commercial Services & Supplies — 2.3%
ACCO Brands Corp. (a)	507,021	5,982,848
Portfolio Recovery Associates, Inc. (a)	23,691	1,651,973
		7,634,821
Communications Equipment — 2.4%
Ciena Corp. (a)	149,569	2,231,569
Riverbed Technology, Inc. (a)	197,761	5,630,256
		7,861,825
Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV	81,594	3,795,753
Consumer Finance — 2.0%
DFC Global Corp. (a)	369,060	6,609,865
Diversified Telecommunication Services — 1.4%
Cbeyond Communications, Inc. (a)	612,944	4,707,410
Electronic Equipment, Instruments & Components — 0.3%
Fabrinet (a)(b)	52,511	938,372
Energy Equipment & Services — 4.6%
Dril-Quip, Inc. (a)(b)	19,108	1,337,369
Heckmann Corp. (a)(b)	833,953	4,253,160
Hornbeck Offshore Services, Inc. (a)(b)	103,492	4,217,299
Newpark Resources, Inc. (a)(b)	342,425	2,694,885

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Superior Energy Services, Inc. (a)	101,089	$2,965,951
		15,468,664
Food Products — 0.8%
Sanderson Farms, Inc.	51,957	2,556,284
Health Care Equipment & Supplies — 3.4%
ArthroCare Corp. (a)	88,276	2,304,004
GenMark Diagnostics, Inc. (a)	119,615	497,598
Volcano Corp. (a)(b)	307,575	8,621,327
		11,422,929
Health Care Providers & Services — 1.5%
HealthSouth Corp. (a)	44,100	897,876
Lincare Holdings, Inc.	149,519	4,016,080
		4,913,956
Health Care Technology — 1.1%
ePocrates, Inc. (a)	377,938	3,514,823
Hotels, Restaurants & Leisure — 1.6%
Caribou Coffee Co., Inc. (a)	328,091	5,439,749
Household Durables — 1.2%
Skullcandy, Inc. (a)(b)	276,819	3,908,684
Internet Software & Services — 2.4%
DealerTrack Holdings, Inc. (a)(b)	98,600	2,746,010
NIC, Inc.	426,638	5,158,053
		7,904,063
IT Services — 5.0%
ExlService Holdings, Inc. (a)	377,434	10,500,214
Global Cash Access, Inc. (a)(b)	537,393	2,987,905
Higher One Holdings, Inc. (a)(b)	94,531	1,389,606
WNS Holdings, Ltd. - ADR (a)	172,500	1,899,225
		16,776,950
Leisure Equipment & Products — 0.7%
Brunswick Corp.	94,000	2,247,540
Machinery — 5.5%
Altra Holdings, Inc. (a)	178,970	3,488,125
Chart Industries, Inc. (a)	10,400	711,256
Navistar International Corp. (a)	38,800	1,621,064
Terex Corp. (a)	131,610	3,341,578
Titan International, Inc.	94,600	2,330,944
Wabash National Corp. (a)(b)	646,791	6,830,113
		18,323,080
Media — 3.1%
Function X, Inc.	604,725	2,086,301
Live Nation Entertainment, Inc. (a)(b)	259,595	2,419,426
National CineMedia, Inc.	371,864	5,916,356
		10,422,083
Metals & Mining — 1.0%
Globe Specialty Metals, Inc.	242,096	3,442,605

BLACKROCK MASTER LLC	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 6.7%
Cheniere Energy, Inc. (a)	151,600	$2,280,064
Energy XXI Bermuda Ltd. (a)	148,272	5,549,821
James River Coal Co. (a)(b)	128,850	738,310
Kodiak Oil & Gas Corp. (a)(b)	347,401	3,366,316
Magnum Hunter Resources Corp. (a)(b)	395,180	2,734,646
McMoRan Exploration Co. (a)(b)	117,134	1,639,876
SandRidge Energy, Inc. (a)	318,059	2,757,571
Swift Energy Co. (a)	103,505	3,108,255
		22,174,859
Paper & Forest Products — 2.0%
Kapstone Paper and Packaging Corp. (a)	84,100	1,690,410
Schweitzer-Mauduit International, Inc.	69,972	4,901,539
		6,591,949
Pharmaceuticals — 6.0%
Elan Corp. Plc - ADR (a)	556,076	6,950,950
Jazz Pharmaceuticals Plc (a)	93,570	4,909,618
The Medicines Co. (a)	32,111	688,138
ViroPharma, Inc. (a)	233,580	7,488,575
		20,037,281
Professional Services — 3.3%
Corporate Executive Board Co.	90,065	3,732,294
CoStar Group, Inc. (a)(b)	48,200	2,891,036
Kforce, Inc. (a)	73,830	1,041,003
Korn/Ferry International (a)(b)	82,516	1,317,780
On Assignment, Inc. (a)	140,644	1,952,139
		10,934,252
Real Estate Investment Trusts (REITs) — 0.9%
Summit Hotel Properties, Inc.	337,516	3,108,522
Semiconductors & Semiconductor Equipment — 6.7%
Cavium, Inc. (a)	18,800	671,724
Entegris, Inc. (a)	87,283	789,038
Lattice Semiconductor Corp. (a)	784,669	5,170,969
Microsemi Corp. (a)(b)	256,885	5,374,034
ON Semiconductor Corp. (a)	579,940	5,260,056
Semtech Corp. (a)(b)	170,759	4,902,491
		22,168,312
Software — 6.0%
Fortinet, Inc. (a)	130,039	3,517,555
Opnet Technologies, Inc.	86,661	2,474,172
TiVo, Inc. (a)	1,128,612	12,696,885
Tyler Technologies, Inc. (a)	37,600	1,420,152
		20,108,764
Specialty Retail — 3.8%
The Children’s Place Retail Stores, Inc. (a)(b)	79,634	4,041,426
Express, Inc. (a)	209,056	4,975,533

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lumber Liquidators Holdings, Inc. (a)	160,033	$3,503,122
		12,520,081
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd. (a)(b)	135,133	3,367,514
Trading Companies & Distributors — 0.5%
Rush Enterprises, Inc., Class A (a)(b)	75,500	1,798,410
Total Common Stocks – 98.7%		328,625,456

Warrants (c)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Expires 5/6/16)	222,516	2
Total Warrants – 0.0%		2
Total Long-Term Investments (Cost – $284,351,066) – 98.7%		328,625,458

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(e)	1,449,603	1,449,603

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (d)(e)(f)	$51,303	51,302,549
Total Short-Term Securities (Cost – $52,752,152) – 15.9%		52,752,152
Total Investments Before Options Written (Cost – $337,103,218*) – 114.6%		381,377,610

Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
Cubist Pharmaceuticals, Inc., Strike Price USD 42.00, Expires 3/17/12	284	(44,020)
ViroPharma, Inc., Strike Price USD 30.00, Expires 3/17/12	710	(182,825)
		(226,845)
Total Options Written (Premiums Received – $229,019) – (0.1)%		(226,845)

BLACKROCK MASTER LLC	FEBRUARY 29, 2012	2

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments, Net of Options Written (Cost - $336,874,199) – 114.5%	$381,150,765
Liabilities in Excess of Other Assets – (14.5)%	(48,238,095)
Net Assets – 100.0%	$332,912,670

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$340,084,431
Gross unrealized appreciation	$59,558,319
Gross unrealized depreciation	(18,265,140)
Net unrealized appreciation	$41,293,179

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2011	Net Activity	Shares/ Beneficial Interest Held at February 29, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,405,223	(1,955,620)	1,449,603	$3,448
BlackRock Liquidity Series, LLC Money Market Series	$13,206,099	$38,096,450	$51,302,549	$227,501

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
USD	US Dollar

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$326,539,155	$2,086,301	—	$328,625,456
Warrants	—	2	—	2
Short-Term Securities	1,449,603	51,302,549	—	52,752,152
Total	$327,988,758	$53,388,852	—	$381,377,610

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Media, within the table.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Financial Instruments[2]
Equity Contracts	$(226,845)	—	—	$(226,845)

[2]	Derivative financial instruments are options, which are shown at value.

BLACKROCK MASTER LLC	FEBRUARY 29, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 24, 2012